Stockholders’ Deficit	12 Months Ended
Dec. 31, 2025
Stockholders’ Deficit [Abstract]
Stockholders’ Deficit

Note 7 – Stockholders’ Deficit

The Company has two (2) classes of stock:

common stock

●	1,250,000,000 shares authorized

●	$0.001 par value

●	Voting at 1 vote per share

At December 31, 2025 and 2024, the Company had 812,849 and 812,849 shares of common stock issued and outstanding, respectively.

Preferred Stock

In May 2022 and December 2022, the Company’s Articles of Incorporation, as amended, authorized the issuance of 7,000,000 shares of preferred stock which may be amended from time to time in one or more series. The Board of Directors is authorized to determine, prior to issuing any such series of preferred stock and without any vote or action by the shareholders, the rights, preferences, privileges and restrictions of the shares of such series, including dividend rights, voting rights, terms of redemption, the provisions of any purchase, retirement or sinking fund to be provided for the shares of any series, conversion and exchange rights, the preferences upon any distribution of the assets of the Company, including in the event of voluntary or involuntary liquidation, dissolution or winding up of the Company, and the preferences and relative rights among each series of preferred stock.

The Board of Directors has made the following designations of its preferred stock.

Series A, Convertible Preferred Stock

●	7,000,000 shares authorized.

●	$0.001 par value.

●	Conversion feature – each share of preferred stock is convertible into 100 shares of common stock.

●	Voting – on an as converted basis with common stock, at the applicable conversion rate (100 votes for each share of convertible preferred held).

●	Dividends – accrued only upon declaration of the board of directors, at the applicable conversion rate.

●	Mandatorily redeemable (automatic conversion) on January 1, 2025. (See below amendment)

●	Anti-dilution provision – rights exist for the period of two years after the convertible preferred shares were converted into common stock. Additionally, holders of the convertible preferred stock will have full ratchet anti-dilution protection rights at the rate of 65% calculated on a fully diluted basis. (See below amendment)

In connection with the issuance of these Series A, convertible preferred shares, the Company determined that there were no provisions within ASC 815 that were met, which would require derivative liability accounting treatment. Specifically, as noted below, upon amending the terms of the Series A, convertible preferred stock, at that time, there had been no new stock issuances of any type which may have triggered the anti-dilution provision.

In December 2022, the Company amended its articles of incorporation related to certain terms of its Series A, convertible preferred stock. At that time, the Company, along with approval from its convertible preferred stockholders agreed to remove provisions related to mandatory redemption as well as anti-dilution rights.

At December 31, 2025 and 2024, the Company had 7,000,000 and 7,000,000 shares of Preferred stock issued and outstanding, respectively.

Equity Transactions for the Year Ended December 31, 2024

During the year ended December 31, 2024, the Company issued 8,590 shares of common stock for services as follows:

●	1,125 shares of common stock to three individuals as bonuses for their services valued at $58 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $65,250.

●	6,250 shares of common stock to an individual for his services. Such shares of common stock were issued as compensation (1,250 shares pursuant to a consulting agreement and 5,000 shares as a performance bonus) valued at $26 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $162,500.

●	715 shares of common stock for marketing and advertising service valued at $50,050.

●	500 shares of common stock for marketing and advertising service valued at $40,000

During the year ended December 31, 2024, the Company issued 3,750 shares of common stock for research and development activities valued at $26 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $100,800.

During the year ended December 31, 2024, the Company issued 12,900 shares of common stock for inducement expense as follows:

●	10,400 shares of common stock as inducements to enter into promissory notes with the Company, valued at $50 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $520,000;

●	2,500 shares of common stock as inducements to enter into promissory notes with the Company, valued at $42.72 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $106,800.

Equity Transactions for the Year Ended December 31, 2025

On February 5, 2025, the Company issued 5,285 shares of common stock for marketing service, fair valued at $166,372 based on the share price on date of issuance of $31.48, and expensed as sales and marketing expense.

On August 28, 2025, the Company issued 5,000 shares of common stock for research and development costs, fair valued at $60,000 based on the share price on date of issuance of $12, and expensed as research and development.